Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
6.	Inventories

The components of inventories are summarized below (in thousands):

	December 31,	December 31,
	2012	2011
Raw materials	$5,130	$6,184
Work in process	4,360	2,974
Finished goods	5,779	5,217
Provision for excess and obsolete inventory	(357)	(664)
Total inventories	$14,912	$13,711

Included in raw materials are goods in transit of approximately $0.3 million (2011 - $0.3 million).